Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of property and equipment estimated useful life

	Estimated useful lives	Residual rate
Office building	20 years	5%
Building decoration	10 years	5%
Servers and network equipment	3-5 years	5%
Computer equipment	5 years	5%
Furniture, fixtures and office equipment	3-5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	Shorter of lease term or 3 years	—

Schedule of estimated useful lives of the intangible assets

Estimated useful lives
Land use rights	30 years
Acquired computer software	5 years
Audio-visual license	9 years

Schedule of analysis of different types of revenues

Revenue from operations	Years ended December 31,
(In thousands)	2020	2021	2022
Subscription revenue	84,299	91,174	100,557
Live streaming revenue and other internet value-added services (note a)	38,039	53,614	122,372
Cloud computing services and product revenue (note b)	64,345	94,813	119,635
Total revenues	186,683	239,601	342,564

Notes:

(a)	Other internet value-added services mainly comprised online advertising, online games and other technical services.
(b)	Product revenue comprised sales of OneThing Cloud and Onething Edge Station devices and hard disks.

(c)The total revenues were reclassified to present in three types for the year ended December 31, 2022, and accordingly the classification of total revenues has been adjusted retrospectively for the years ended December 31, 2020 and 2021.